Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)		1 Months Ended
	Mar. 16, 2023	Sep. 22, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares subject to possible redemption shares issued			1,837,593	32,369,251	32,369,251
Ordinary shares subject to possible redemption shares outstanding			1,837,593	32,369,251	32,369,251
Ordinary shares	30,006,034	525,624
Ordinary shares exercised (in Dollars)	$ 306,691,945
Total redemption value (in Dollars)		$ 5,587,383
Shares subject to possible redemption				32,369,251	32,369,251